SEGMENT AND GEOGRAPHIC INFORMATION - Reportable Segments (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 38,467	$ 39,184
Operating income	611	3,930
Depreciation and amortization	1,499	1,423
Impairment	1,097	86
Capital expenditures	1,816	1,368
Reconciliation from operating income to net income [Abstract]
Operating income	611	3,930
Income from investments in associates, joint ventures and other investments	302	242
Financing costs - net	(719)	(887)
Income before taxes	194	3,285
Income tax expense	(149)	(184)
Net income (including non-controlling interests)	45	3,101
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Sales	10,116	10,057
Operating income	(323)	968
Depreciation and amortization	271	263
Impairment	600	0
Capital expenditures	326	270
Reconciliation from operating income to net income [Abstract]
Operating income	(323)	968
Operating segments | Brazil
Disclosure of operating segments [abstract]
Sales	3,516	3,553
Operating income	473	584
Depreciation and amortization	149	143
Impairment	0	86
Capital expenditures	164	83
Reconciliation from operating income to net income [Abstract]
Operating income	473	584
Operating segments | Europe
Disclosure of operating segments [abstract]
Sales	20,798	21,056
Operating income	(290)	1,433
Depreciation and amortization	622	610
Impairment	497	0
Capital expenditures	690	539
Reconciliation from operating income to net income [Abstract]
Operating income	(290)	1,433
Operating segments | ACIS
Disclosure of operating segments [abstract]
Sales	3,343	3,944
Operating income	178	602
Depreciation and amortization	166	158
Impairment	0	0
Capital expenditures	252	234
Reconciliation from operating income to net income [Abstract]
Operating income	178	602
Operating segments | Mining
Disclosure of operating segments [abstract]
Sales	662	525
Operating income	770	440
Depreciation and amortization	220	214
Impairment	0	0
Capital expenditures	240	226
Reconciliation from operating income to net income [Abstract]
Operating income	770	440
Other
Disclosure of operating segments [abstract]
Sales	32	49
Operating income	(112)	(120)
Depreciation and amortization	71	35
Impairment	0	0
Capital expenditures	144	16
Reconciliation from operating income to net income [Abstract]
Operating income	(112)	(120)
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(3,156)	(2,750)
Operating income	(85)	23
Depreciation and amortization	0	0
Impairment	0	0
Capital expenditures	0	0
Reconciliation from operating income to net income [Abstract]
Operating income	(85)	23
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	24	51
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	766	626
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	92	112
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	208	265
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	1,888	1,564
Other and Intersegment sales
Disclosure of operating segments [abstract]
Sales	$ 178	$ 132